UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             August 10, 2006

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $21,744


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Andrew Corp                             Com       034425108     719     81,200   Sh        Defined      03,04    81,200     0    0
Aviall Inc                              Com       05366B102   2,457     51,700   Sh        Defined      03,04    51,700     0    0
Comcast Corp New                     Cl A Spl     20030N200     541     16,500   Sh        Defined      03,04    16,500     0    0
Commercial Capital Bancorp Inc          Com       20162L105   1,400     88,861   Sh        Defined      03,04    88,861     0    0
Diagnostic Products Corp                Com       252450101   2,914     50,100   Sh        Defined      03,04    50,100     0    0
Enzon Pharmaceuticals Inc               Com       293904108   1,818    241,070   Sh        Defined      03,04   241,070     0    0
Golden West Financial Corp              Com       381317106   2,070     27,900   Sh        Defined      03,04    27,900     0    0
Intel Corp                              Com       458140100     618     32,500   Sh        Defined      03,04    32,500     0    0
Kerr McGee Corp                         Com       492386107   1,442     20,800   Sh        Defined      03,04    20,800     0    0
Laserscope                              Com       518081104   1,186     38,479   Sh        Defined      03,04    38,479     0    0
Maverick Tube Corp                      Com       577914104   1,030     16,300   Sh        Defined      03,04    16,300     0    0
Sears Holdings Corp                     Com       812350106     295      1,900   Sh        Defined      03,04     1,900     0    0
Serologicals Corp                       Com       817523103   3,844    122,275   Sh        Defined      03,04   122,275     0    0
Univision Communications Inc           Cl A       914906102   1,410     42,100   Sh        Defined      03,04    42,100     0    0